United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—79.6%
		Alabama—1.7%
$2,500,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	$$2,578,125
1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,072,610
6,000,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,094,080
3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,158,258
3,485,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,539,645
3,515,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,560,590
39,675,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.60%, 1/4/2013	39,675,000
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,765,094
2,250,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,260,057
		TOTAL	67,703,459
		Alaska—0.3%
7,125,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,439,284
4,000,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,441,560
		TOTAL	11,880,844
		Arizona—1.2%
5,000,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,360,950
10,000,000		Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,103,200
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,127,125
1,500,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,535,160
2,000,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,134,180
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	25,000,000
		TOTAL	47,260,615
		Arkansas—0.1%
2,295,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,345,008
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,581
		TOTAL	3,121,589
		California—6.6%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.008% TOBs, Mandatory Tender, 8/1/2017	12,015,480
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.83% TOBs, Mandatory Tender 10/1/2019	14,998,950
9,905,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.93% (Loyola Marymount University), 10/1/2015	9,915,301
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,809,698
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,764,649
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,764,649
3,865,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	3,941,720
3,800,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,046,354
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,713,300
10,000,000		California Municipal Finance Authority, Revenue Bonds, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 1/1/2013	10,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	$3,332,896
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,070,200
9,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 2/1/2013	8,999,820
30,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	30,302,400
30,000,000		California State, GO Refunding Bonds, 3.00%, 9/1/2013	30,532,800
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,797,620
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.88%, 5/1/2017	7,012,530
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.03%, 5/1/2018	9,020,430
8,250,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,658,870
11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	11,993,630
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.08% TOBs (Kaiser Permanente) Mandatory Tender, 5/1/2017	60,251,400
4,000,000		Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,014,760
		TOTAL	260,957,457
		Colorado—0.5%
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Original Issue Yield: 4.50%), 12/1/2015	100,258
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,435,216
15,430,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.85% TOBs, Mandatory Tender 9/1/2014	15,437,406
		TOTAL	19,972,880
		Connecticut—2.0%
12,000,000		Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 9/3/2013	12,049,800
4,020,000		Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,210,588
15,585,000	[1]	Connecticut State, UT GO Bonds (Series 2011C), 0.78%, 5/15/2016	15,701,420
8,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.35%, 4/15/2014	8,512,580
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.53%, 4/15/2015	4,513,275
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.66%, 4/15/2016	5,032,950
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.81%, 4/15/2017	4,021,400
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.01%, 4/15/2018	4,525,245
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.42%, 9/15/2015	3,501,715
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.56%, 9/15/2016	3,000,960
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.65%, 9/15/2017	1,881,713
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.90%, 9/15/2018	2,511,775
2,050,000		West Haven, CT, 3.00% BANs, 5/30/2013	2,062,792
600,000		West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	615,576
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,136,880
1,000,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2013	1,013,220
500,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	517,595
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,742,600
		TOTAL	78,552,084
		District Of Columbia—1.6%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.73%, 12/1/2015	10,000,300
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.88%, 12/1/2017	13,286,196
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.73%, 12/1/2015	10,000,300
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,035,400
15,150,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.61% TOBs, Mandatory Tender 6/1/2015	15,151,060

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District Of Columbia—continued
$12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.71% TOBs, Mandatory Tender 6/1/2016	$12,001,560
		TOTAL	63,474,816
		Florida—5.4%
54,610	[2]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	10,913
52,295,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.88% (Citizens Property Insurance Coastal Account), 6/1/2013	52,610,339
30,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.78% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	30,214,500
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.38% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,180,500
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,565,700
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.) Mandatory Tender 6/15/2016	6,445,504
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	14,917,700
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.23%, 10/1/2014	5,045,150
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.88%, 10/1/2017	21,679,998
1,600,000		Lee County, FL HFA, (Series 2012), 0.65% (Rolling Green, Ltd)/(United States Treasury COL), 5/1/2014	1,600,048
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,412,750
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,096,720
15,000,000		Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,823,500
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,844,956
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2017	582,160
615,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	741,930
2,300,000		Okeechobee County, FL, 0.65% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	2,299,954
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,061,280
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,739,355
10,025,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.54%, 1/4/2013	10,025,000
		TOTAL	214,897,957
		Georgia—2.3%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	532,200
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,088,390
3,875,000		Burke County, GA Development Authority, (Series 2008G), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	3,877,092
11,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,072,820
9,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,059,580
13,000,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,136,890
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,075,720
17,335,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,390,645
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,371,553
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,603,140
3,245,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 3.00% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC) Mandatory Tender 6/1/2013	3,256,779
2,010,000		Monroe County, GA Development Authority, (Series 2012A), 0.90% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,009,960
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,302,720
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	460,544

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	$1,044,320
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,083,380
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,446,256
	TOTAL	90,811,989
	Illinois—6.5%
10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,040,729
9,460,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2014	9,902,633
15,980,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	17,355,718
21,030,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	23,523,317
18,455,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	20,992,193
17,585,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	20,382,773
10,000,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,890,700
10,400,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,427,000
10,815,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	12,018,926
6,530,000	Chicago, IL, UT GO Bonds (Series 2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	6,530,000
2,295,000	Chicago, IL, UT GO Bonds (Series 2005A), 5.00% (Escrowed In Treasuries COL)/(Assured Guaranty Municipal Corp. INS), 1/1/2013	2,295,000
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,065,040
1,260,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,340,615
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,069,780
7,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group) Mandatory Tender 5/1/2015	7,683,970
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,627,622
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	2,134,580
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,218,000
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,291,220
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,010,000
12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,658,891
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,707,320
9,530,000	Illinois State, UT GO Bonds (Series A of January 2012), 5.00%, 1/1/2013	9,530,000
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,180,950
4,350,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,609,391
4,000,000	Illinois State, UT GO Bonds (Series March 2012), 5.00%, 3/1/2013	4,029,480
20,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 3.00%, 8/1/2013	20,278,000
1,900,000	Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	1,988,901
6,100,000	Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,351,564
2,300,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,549,044
5,000,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,611,250
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,041,460
	TOTAL	258,336,067
	Indiana—1.5%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,115,255
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	8,279,156
700,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	806,841
1,000,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,179,090
9,350,000	Indiana State EDA, (Series A), 0.53% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	9,350,000
5,000,000	Indiana State EDA, (Series B), 0.43% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	5,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,000,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2013	$1,004,270
2,250,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,305,867
1,500,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,590,435
5,000,000		Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,183,850
15,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,655,850
		TOTAL	57,470,614
		Kansas—0.1%
200,000		Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	207,796
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center) Mandatory Tender, 3/1/2017	3,047,040
2,000,000		Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,075,620
		TOTAL	5,330,456
		Kentucky—0.3%
4,105,000		Kentucky EDFA, (Series A), 0.53% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	4,105,000
3,435,000		Kentucky EDFA, (Series B), 0.43% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	3,435,000
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,938,513
		TOTAL	13,478,513
		Louisiana—1.2%
21,490,000	[1]	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.949% TOBs, Mandatory Tender, 8/1/2014	21,491,289
15,000,000	[1]	Louisiana State Gas & Fuels second lien, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.88% TOBs, Mandatory Tender, 12/1/2013	15,016,500
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender, 10/1/2015	10,136,500
		TOTAL	46,644,289
		Maryland—1.2%
18,830,000	[1]	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.293% TOBs (Johns Hopkins Hospital) Mandatory Tender, 11/15/2016	19,155,571
24,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.973% TOBs (Johns Hopkins Hospital) Mandatory Tender 11/15/2017	24,126,480
2,955,000		Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	2,978,728
		TOTAL	46,260,779
		Massachusetts—4.5%
5,000,000	[1]	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.66%, 2/1/2014	5,015,400
13,815,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.53%, 2/1/2015	13,813,619
23,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 9/1/2015	23,001,380
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.61%, 2/1/2016	15,000,750
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.65%, 9/1/2016	3,999,920
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.47%, 1/1/2017	20,009,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.56%, 1/1/2018	10,005,700
8,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.61%, 2/1/2014	8,000,000
3,500,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.79%, 2/1/2015	3,500,000
6,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,000,000
29,875,000	[1]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.78% TOBs (Partners Healthcare Systems), Mandatory Tender 1/30/2014	29,875,000
15,000,000	[1]	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.63% TOBs (Williams College, MA), Mandatory Tender 1/1/2014	15,030,300
2,420,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,477,717

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$1,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	$1,334,550
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,105,990
6,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,136,200
6,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,659,562
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,577,827
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,493,250
2,125,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,120,729
		TOTAL	178,156,894
		Michigan—3.0%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,522,475
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,048,300
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,242,900
6,665,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,817,295
8,250,000		Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,350,897
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand Limited Obligation Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,402,330
7,320,000		Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,432,801
25,000,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.68% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	25,000,000
20,000,000	[1]	University of Michigan Regents, General Revenue Bonds (Series 2012F), 0.53% TOBs, Mandatory Tender 4/1/2016	20,002,600
		TOTAL	117,819,598
		Minnesota—0.2%
2,965,000		Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	2,973,184
3,020,000		Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,124,975
		TOTAL	6,098,159
		Mississippi—0.6%
6,665,000		Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.), Mandatory Tender 1/15/2013	6,665,000
4,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,096,400
12,000,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.66%, 9/1/2017	12,000,120
		TOTAL	22,761,520
		Missouri—0.1%
580,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2013	582,598
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,037,640
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,081,030
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,214,340
		TOTAL	4,915,608
		Nebraska—0.1%
200,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	205,368
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	798,818

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—continued
$250,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	$266,977
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	558,045
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	866,385
		TOTAL	2,695,593
		Nevada—0.1%
1,750,000		Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,777,090
2,350,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,365,745
		TOTAL	4,142,835
		New Hampshire—0.1%
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,312,150
		New Jersey—5.8%
6,913,250		Burlington, NJ, (Series A), 2.00% BANs, 6/19/2013	6,953,762
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,225,917
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	744,495
10,625,000		Kearny, NJ, 1.50% BANs, 1/15/2013	10,647,950
10,000,000		Kearny, NJ, 2.00% TANs, 4/30/2013	10,022,100
10,000,000		Lyndhurst Township, NJ, 1.75% BANs, 2/15/2013	10,003,300
3,297,500		Lyndhurst Township, NJ, 1.75% BANs, 3/21/2013	3,299,709
15,500,000		Montclair Township, NJ, 1.50% BANs, 3/8/2013	15,517,825
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2013	4,082,240
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,234,480
13,000,000	[1]	New Jersey EDA, School Facilites Construction Bonds (Series 2012G), 0.71% (New Jersey State), 2/1/2015	13,003,640
18,500,000	[1]	New Jersey EDA, School Facilites Construction Bonds (Series 2012H), 1.03% (New Jersey State), 2/1/2017	18,538,850
82,100,000	[1]	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.83% (New Jersey State), 2/1/2016	84,223,106
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,017,910
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,324,250
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,637,250
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,231,280
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,016,700
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,065,920
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,207,640
9,265,000		Newark, NJ, (Series 2012A), 2.40% TANs, 2/20/2013	9,269,355
5,000,000		Newark, NJ, (Series D), 2.00% BANs, 12/11/2013	5,029,850
5,985,000		Plainfield, NJ, 1.75% BANs, 9/11/2013	6,014,327
11,354,994		Seaside Heights Borough, NJ, (Series 2012A), 2.00% BANs, 2/1/2013	11,359,990
3,800,000		Ventnor, NJ, (Series 2012A), 2.00% BANs, 12/16/2013	3,837,202
		TOTAL	230,509,048
		New Mexico—0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,051,570
		New York—9.4%
12,668,802		Amsterdam, NY, 2.00% BANs, 8/8/2013	12,743,675
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,030,540
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,588,275

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$10,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3C) (Floating Rate Tender Notes), 0.81% TOBs (MTA Dedicated Tax Fund) Mandatory Tender 11/1/2014	$10,009,100
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,216,412
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.88% (MTA Dedicated Tax Fund), 11/1/2017	8,021,680
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3B), 1.03% (MTA Dedicated Tax Fund), 11/1/2018	14,032,480
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3C), 1.08% (MTA Dedicated Tax Fund), 11/1/2019	15,007,650
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.673% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,903,591
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.843% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,748,763
18,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.983% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,994,600
30,000,000		Nassau County, NY, (Series B), 2.00% TANs, 9/30/2013	30,319,800
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,038,900
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	6,106,375
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,919,484
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,558,919
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	8,123,232
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,754,546
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,723,037
3,500,000		New York State Environmental Facilities Corp., (Series A), 0.55% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	3,499,860
5,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,000,300
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,358,867
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,496,800
20,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	20,000,000
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,799,400
10,000,000		Rockland County, NY, 2.50% RANs, 3/6/2013	10,011,800
10,000,000		Rockland County, NY, 2.50% TANs, 3/6/2013	10,011,800
30,000,000		Suffolk County, NY, (Series 2013), 2.00% TANs, 8/14/2013	30,264,000
25,000,000		Suffolk County, NY, 2.00% RANs, 3/28/2013	25,075,250
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,888,100
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,464,911
		TOTAL	371,712,147
		North Carolina—3.2%
70,000,000		North Carolina Capital Facilities Finance Agency, (Series A), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	70,000,000
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	6,041,389
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,681,635
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,184,945
1,200,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,200,000
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,096,619
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,000,000
2,970,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.87% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,970,564
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (Wake Forest Baptist Obligated Group), 6/1/2013	1,019,880
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,008,040
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.593% TOBs, Mandatory Tender 12/1/2015	20,031,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.893% TOBs, Mandatory Tender 12/1/2017	$12,779,708
		TOTAL	128,014,380
		Ohio—2.9%
5,000,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,371,100
8,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,211,600
25,890,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	25,996,667
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,121,800
3,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,234,900
13,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.43% (University of Dayton), 7/1/2016	13,008,580
4,000,000		Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,024,640
1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,750,000
3,375,000		Ohio Waste Development Authority Solid Waste, 0.43% TOBs (Republic Services, Inc.), Mandatory Tender 3/1/2013	3,375,000
2,250,000		Ohio Water Development Authority, 0.60% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	2,249,932
5,000,000	[1]	Ohio Water Development Authority, Ohio Water Pollution Control Fund Notes (Series 2012A), 0.53% TOBs, Mandatory Tender 7/15/2015	5,000,400
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 6/1/2016	8,011,280
3,000,000		Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,000,120
3,910,000		Richland County, OH, (Series C), 2.50% BANs, 1/9/2013	3,910,469
2,500,000		Richland County, OH, (Series D), 2.50% BANs, 1/9/2013	2,500,300
3,957,000		Richland County, OH, 2.125% BANs, 1/7/2014	3,980,742
2,160,000		Trotwood, OH, 1.25% BANs, 3/13/2013	2,160,994
		TOTAL	115,908,524
		Oklahoma—1.4%
280,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2013	284,124
100,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	103,415
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	795,038
1,065,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	1,156,952
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,548,182
1,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,005,190
1,205,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2013	1,208,001
1,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,015,490
1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,535,220
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,646,244
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,800,501
2,750,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,810,885
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,026,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$16,805,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.88% TOBs Mandatory Tender 3/27/2018	$16,821,805
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,585,736
		TOTAL	55,343,433
		Pennsylvania—3.2%
13,200,000	[1]	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.18% TOBs (UPMC Health System), Mandatory Tender 2/1/2013	13,225,740
10,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,176,800
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,529,786
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 7/1/2016	10,013,400
10,900,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 2.875% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,916,677
250,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 3.00% (UPMC Health System), 2/15/2014	257,250
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	535,080
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	683,962
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	417,304
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	702,537
5,000,000		Pennsylvania EDFA, (Series 2010A), 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 1/2/2013	5,000,000
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,221,335
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,069,060
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,534,530
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,606,531
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,078,340
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,479,660
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,028,390
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	7,998,200
12,070,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.18%, 12/1/2014	12,168,612
2,090,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.64%, 6/1/2013	2,090,502
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.74%, 6/1/2014	5,002,800
8,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.48%, 12/1/2013	8,000,000
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.68%, 12/1/2014	10,001,900
1,765,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.858% (Guthrie Healthcare System, PA), 12/1/2017	1,739,125
		TOTAL	125,477,521
		Rhode Island—0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,550,473
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,903,114
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,089,029
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,121,458
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,777,820
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,216,671
		TOTAL	26,658,565
		South Carolina—0.7%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.818% TOBs, Mandatory Tender 1/1/2018	17,544,772
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,045,440
5,950,000	[1]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.88% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,919,298
		TOTAL	25,509,510

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—1.1%
$20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.53% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	$20,000,000
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.73% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,499,765
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,143,560
28,939	[2,3,4]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2013	583
57,878	[2,3]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,165
26,624	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007Ab), 5.25% (Sumner Regional Health System, Inc.), 11/1/2013	536
		TOTAL	44,645,609
		Texas—5.0%
1,200,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 4.00%, 11/15/2017	1,370,388
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	3,030,506
3,950,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	3,992,344
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,884,023
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	4,002,115
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.72% (Harris County, TX Toll Road Authority), 8/15/2021	25,005,500
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.77% (Harris County, TX Toll Road Authority), 8/15/2021	3,751,162
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.68% TOBs, Mandatory Tender 6/1/2015	3,005,010
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.88% TOBs, Mandatory Tender 6/1/2017	10,038,500
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.73% TOBs, Mandatory Tender 8/1/2016	15,168,900
1,500,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,546,290
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,139,580
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,073,634
1,400,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,443,204
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,433,519
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,859,194
7,500,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG), Mandatory Tender 6/1/2014	7,655,175
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG), Mandatory Tender 6/1/2015	10,393,400
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,529,850
330,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	337,105
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	531,095
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,190,473
11,300,000		Mission, TX EDC, Revenue Bonds, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 1/2/2013	11,300,000
8,060,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012A), 2.00% TOBs, Mandatory Tender 12/1/2014	8,265,046
7,000,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,235,480
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,811,100
7,150,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,405,970
14,060,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	14,563,348
19,000,000		Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System), Mandatory Tender 2/15/2015	19,029,830
		TOTAL	195,991,741

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—0.4%
$3,300,000		Box Elder County, UT, PCRBs (Series 1984), 1.50% TOBs (Nucor Corp.), Mandatory Tender 10/1/2013	$3,301,584
1,400,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,440,866
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,310,770
		TOTAL	14,053,220
		Virginia—1.4%
1,825,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,827,318
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,998,240
2,000,000		Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,026,740
8,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,050,320
5,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,087,550
4,935,000		Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,980,797
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	679,292
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,269,300
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,686,628
6,580,000		Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00% (United States Treasury PRF 11/1/2013@100), 5/1/2016	6,675,476
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,249,600
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,701,554
		TOTAL	53,232,815
		Washington—0.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00% (United States Treasury COL), 7/1/2013	2,215,466
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	13,879,875
5,000,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,029,700
7,500,000	[5,6]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,544,550
		TOTAL	28,669,591
		West Virginia—1.6%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,631,410
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,110,700
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,306,400
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.) Mandatory Tender 9/1/2016	16,610,550
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	867,790
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	408,536
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	862,096
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	781,627
21,225,000	[1]	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.78% TOBs (West Virginia University) 10/1/2014	21,228,608
		TOTAL	64,807,717
		Wisconsin—0.7%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,584,520

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$500,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	$507,295
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	813,808
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,095,680
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,032,060
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,530,594
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,715,670
		TOTAL	26,279,627
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	4,184,292
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,122,331,485)	3,142,106,075
		SHORT-TERM MUNICIPALS—19.0%[7]
		Alabama—0.6%
1,390,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.74%, 1/3/2013	1,390,000
1,000,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.50%, 1/3/2013	1,000,000
14,710,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.41%, 1/3/2013	14,710,000
5,880,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.74%, 1/3/2013	5,880,000
		TOTAL	22,980,000
		Colorado—0.5%
20,150,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 1.00%, 1/3/2013	20,150,000
		Florida—0.4%
9,515,000		Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 0.70%, 1/3/2013	9,515,000
8,135,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.23%, 1/2/2013	8,135,000
		TOTAL	17,650,000
		Georgia—1.3%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.09%, 1/3/2013	5,440,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.02%, 1/3/2013	7,970,000
5,695,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.06%, 1/3/2013	5,695,000
3,760,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.33%, 1/3/2013	3,760,000
15,830,000	[5,6]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.63%, 1/3/2013	15,830,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.74%, 1/3/2013	12,900,000
		TOTAL	51,595,000
		Indiana—0.6%
22,250,000		Indiana State Finance Authority Environmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.75%, 1/2/2013	22,250,000
		Louisiana—3.6%
17,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 0.63%, 1/3/2013	17,000,000
8,525,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.74%, 1/3/2013	8,525,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.73%, 1/3/2013	38,500,000
3,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.35%, 1/2/2013	3,000,000
68,700,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.40%, 1/2/2013	68,700,000
6,000,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.23%, 1/2/2013	6,000,000
		TOTAL	141,725,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Maryland—0.2%
$8,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.20%, 1/2/2013	$8,000,000
		Massachusetts—1.1%
14,885,000	[5,6]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.28%, 1/1/2013	14,885,000
24,000,000		Massachusetts IFA, (Series 1992B), 0.45% CP (New England Power Co.), Mandatory Tender 1/24/2013	24,000,240
6,575,000		Massachusetts IFA, (Series 1992B), 0.45% CP (New England Power Co.), Mandatory Tender 1/9/2013	6,575,000
		TOTAL	45,460,240
		Mississippi—0.5%
13,900,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.74%, 1/3/2013	13,900,000
4,835,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.82%, 1/3/2013	4,835,000
		TOTAL	18,735,000
		Multi State—0.3%
13,215,000	[5,6]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.50%, 1/3/2013	13,215,000
		Nevada—2.3%
19,875,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.75%, 1/2/2013	19,875,000
30,200,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.80%, 1/2/2013	30,200,000
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.50%, 1/2/2013	25,000,000
15,100,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.55%, 1/2/2013	15,100,000
		TOTAL	90,175,000
		New Hampshire—0.6%
28,800,000		New Hampshire Business Finance Authority, (Series 1990B), 0.49% CP (New England Power Co.), Mandatory Tender 3/8/2013	28,800,576
		New Jersey—1.4%
2,930,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/3/2013	2,930,000
8,225,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/4/2013	8,225,000
8,225,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 1/4/2013	8,225,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newark Container Terminal LLC)/(Sovereign Bank LOC), 1.90%, 1/3/2013	26,200,000
10,700,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.15%, 1/3/2013	10,700,000
		TOTAL	56,280,000
		New York—0.7%
9,750,000		New York City, NY, (Fiscal 2006 Series E-2) Daily VRDNs, (Bank of America N.A. LOC), 0.13%, 1/1/2013	9,750,000
16,600,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.55%, 1/3/2013	16,600,000
		TOTAL	26,350,000
		North Carolina—0.4%
13,970,000	[5,6]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.78%, 1/3/2013	13,970,000
		Ohio—0.2%
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(Nucor Corp. GTD), 0.39%, 1/2/2013	6,100,000
		Pennsylvania—1.0%
39,300,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.35%, 1/3/2013	39,300,000
		Puerto Rico—0.1%
4,000,000	[5,6]	Puerto Rico Electric Power Authority, Municipal Securities Trust Receipts (Series 2008-SGC-57) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.28%, 1/3/2013	4,000,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[7]
	Tennessee—0.8%
$18,090,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.53%, 1/1/2013	$18,090,000
1,500,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.17%, 1/3/2013	1,500,000
1,955,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-4) Daily VRDNs (Sevier County, TN)/(KBC Bank N.V. LOC), 0.53%, 1/1/2013	1,955,000
4,340,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.53%, 1/1/2013	4,340,000
3,750,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.71%, 1/2/2013	3,750,000
	TOTAL	29,635,000
	Texas—1.4%
55,200,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.56%, 1/1/2013	55,200,000
	Virginia—0.9%
21,350,000	Halifax, VA IDA, MMMs, PCR (Series 1992), .95% CP (Virginia Electric & Power Co.), Mandatory Tender 1/4/2013	21,350,000
13,835,000	Virginia Commonwealth University Health System Authority, (Series A) Daily VRDNs (Branch Banking & Trust Co. LOC), 0.08%, 1/1/2013	13,835,000
	TOTAL	35,185,000
	West Virginia—0.1%
3,000,000	Grant County, WV County Commission, PCRBs (Series 1994), 0.39% CP (Virginia Electric & Power Co.), Mandatory Tender 1/16/2013	3,000,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $749,754.943)	749,755,816
	TOTAL MUNICIPAL INVESTMENTS—98.6% (IDENTIFIED COST $3,872,086,428)[8]	3,891,861,891
	OTHER ASSETS AND LIABILITIES - NET—1.4%[9]	54,435,839
	TOTAL NET ASSETS—100%	$3,946,297,730
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.3% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current rate and maturity or tender date shown.
2	Non-income producing security.
3	Security in default.
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $74,474,250, which represented 1.9% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2012, these liquid restricted securities amounted to $74,474,250, which represented 1.9% of total net assets.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At December 31, 2012, the cost of investments for federal tax purposes was $3,871,715,628. The net unrealized appreciation of investments for federal tax purposes was $20,146,263. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,641,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $495,113.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Administration
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guaranteed
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Note
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013